Description of Business and Summary of Significant Accounting Policies (Details 3) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 30, 2015	Mar. 31, 2015	Mar. 31, 2014
Short-term Debt [Line Items]
Interest rate on note receivable (in hundredths)		10.00%
Maturity date		Nov. 15, 2014
Convertible promissory note balance		$ 399	$ 378
Original amount		300
Accrued interest on note receivable		$ 99	$ 78
Percentage of common stock outstanding (in hundredths)	8.90%
Common stock shares outstanding (in shares)	2,289,682	10,469,120	2,005,187
Nano Vibronix [Member]
Short-term Debt [Line Items]
Convertible preferred stock, shares issued upon conversion (in shares)	204,507